C/FUNDS GROUP, INC.
                       P.O. Box 622
                   Venice, FL 34284-0622
                      (941) 488-6772


FILED VIA EDGAR


February 14, 2000


Securities & Exchange Commission
Filing Desk
450 5th Street NW
Washington, DC 20549

RULE 24F-2 NOTICE FOR C/FUNDS GROUP, INC.

RE:  File #2-96218d under 1933 Act re registration of
     C/FUNDS GROUP, INC.
     File: #811-4246 under 1940 Act re registration of C/FUNDS GROUP, INC.

In conformance with registration requirements under the above acts and in compliance with Rule 24(f)2, under which registrant has elected to register an unlimited number of shares, C/FUNDS GROUP, INC. hereby submits the following for the fiscal year ending 12/31/99:

Total Number of Shares Issued and Outstanding
     at 12/31/99                               1,604,040
Increase (Decrease) in Number of Shares Outstanding
     During Fiscal Year 1999                    (80,705)
Registration Fee Due and Payable on Shares Issued
     During Period:                                 None

For the period January 1, 1999 through December 31, 1999, shares sold to acquiring shareholders totaled 653,548 for a total consideration of $8,484,080. For the same period, shares redeemed from selling shareholders totaled 734,253 for a total consideration of $8,796,313 leaving a net of (80,705) shares redeemed from selling shareholders at a total consideration of ($312,233).

Having incurred a decrease in shares outstanding during this fiscal year, and having been formed by Commission staff that no minimum fee applies, no fee is owed for this filing. The copy of our attorney's opinion concerning the legality of shares issued is enclosed. Please advise if the SEC has any comments or any other requirements that must be met to maintain a current registration with the SEC.

Respectfully,

/signature/

Roland G. Caldwell, Jr.
President

Enclosure

RGCjr/ves

f:\compliance\cfi\sec\24f2\99_ye\99_24f2letter.doc






                         Law Offices
                   ANDREW J. BRITTON, P.A.
                           Suite A
                    245 N. Tamiami Trail
                    Venice, Florida 34285


                      February 10, 2000



Mr. Roland Caldwell
C/Funds Group, Inc.
250 W. Tampa Avenue
Venice, Florida  34285

            RE: C/Funds Group, Inc. Registration

Dear Roland:

      Pursuant to your request, I am furnishing you with the following legal opinion, based on copies of documents and information provided to me from you.

     I have assumed the authenticity and completeness of all documents submitted as originals, the conformity to the originals of all documents submitted as copies, and the authenticity and completeness of the originals of all documents  submitted  as copies.  I have  also  assumed  the genuineness of the signatures of persons signing all documents in connection with which this opinion is rendered and the authority of such persons signing. Further, I have assumed that no originals or copies submitted to me have been amended or modified since the date they were submitted to me.

      It is my opinion that the C/Funds Group, Inc. is a corporation duly organized, validly existing, and in good standing under the laws of the State of Florida and that its Articles of Incorporation provide that when its shares of common stock are sold, they will be legally issued, fully paid and non-assessable. No opinion is being rendered with respect to laws of any other state or of the federal government.

                         Very truly yours,

                         /signature/
                         Andrew J. Britton

AJB/bk

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